SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Outstanding common stock rollforward

	Years ended December 31,
Number of common shares (in millions)	2018	2017
Outstanding, beginning of the year	465.9	453.8
Equity issuance	—	7.9
Issuance of flow-through common shares	—	3.4
Issuance of shares for share-based compensation	0.9	0.8
Outstanding, end of the year	466.8	465.9